Share-Based Compensation - Stock option Activities (Details) - Stock options - 2018 Plan - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Outstanding at the beginning of period (in shares)	74,131,026	130,156,288	130,156,288
Exercised (in shares)	(5,393,650)
Forfeited (in shares)	(1,392,250)	(6,523,225)
Outstanding at the end of period (in shares)	67,345,126	123,633,063	74,131,026	130,156,288
Exercisable (in shares)	67,065,601	38,489,988
Weighted average exercise price
Outstanding (in dollars per share)	$ 0.0000001	$ 0.0000001	$ 0.0000001	$ 0.0000001
Exercised (in dollars per share)	0.0000001
Forfeited (in dollars per share)	0.0000001	0.0000001
Exercisable (in dollars per share)	$ 0.0000001	$ 0.0000001
Weighted average remaining contractual term
Outstanding (in Years)	2 years 3 months 18 days	3 years 6 months 3 days	2 years 8 months 8 days	4 years 7 days
Exercisable at the end of period (in years)	2 years 3 months 18 days	1 year 6 months 29 days
Weighted average grant date fair value
Outstanding (in dollars per share)	$ 0.54	$ 0.45	$ 0.59	$ 0.44
Exercisable (in dollars per share)	$ 0.54	$ 1.33